SHARE BASED COMPENSATION - Stock Option Narrative (Details) $ in Millions	6 Months Ended
Jun. 30, 2023 USD ($)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Aggregate intrinsic value of options exercised	$ 4.7
Fair value of vested options	58.9
Unrecognized compensation expense related to unvested share options	$ 110.7
Share options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiration period	10 years
Vesting period	4 years
Unrecognized compensation expense, period of recognition	1 year 9 months 18 days
Tranche One | Share options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period	12 months
Vesting percentage	25.00%
Tranche Two | Share options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period	3 years